Provisions for judicial and administrative proceedings, commitments and other provisions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Provisions For Judicial And Administrative Proceedings Commitments And Other Provisions
Provisions for pension funds and similar liabilities (Note 21)	R$ 1,357,203	R$ 1,364,437
Provisions for judicial and administrative proceedings, commitments, and other provisions	10,447,279	9,612,493
Judicial and Administrative Proceedings for Liabilities of Former Controlling Shareholders (Note 15)	496	496
Judicial and administrative proceedings	9,495,060	9,065,853
Comprising:
Civil	3,459,137	3,330,621
Labor	3,835,099	2,946,482
Tax and Social Security	2,200,824	2,788,750
Provisions for contingent liabilities (Note 22.b.1)	787,837	440,113
Miscellaneous provisions	163,886	106,031
Total	R$ 11,804,482	R$ 10,976,930